Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41353
Entity Registrant Name	GENIUS GROUP LIMITED
Entity Central Index Key	0001847806
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	3 Temasek Avenue
Entity Address, Address Line Two	#18-01, Centennial Tower,
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	039190
Title of 12(b) Security	Ordinary shares, no par value per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	159,839,164
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Firm ID	6907
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Genius Group Limited (the “Company”) and its subsidiaries (the “Group”) as of December 31, 2025 and 2024, the related consolidated statements of operations and comprehensive loss, statements of changes in stockholders’ equity, and cash flows for the years ended December 31, 2025, 2024 and 2023 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the year ended December 31, 2025, 2024 and 2023, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	430 Park Ave.,
Entity Address, Address Line Two	19th floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	516
Local Phone Number	217-6379
Contact Personnel Name	Roger James Hamilton
Contact Personnel Email Address	info@geniusgroup.ai